OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 14,321,740	$ 5,533,545
Other tax payables	157,233	150,828
Accrued EPC warranty liabilities		198,629
Others	2,969,816	2,560,961
Other current liabilities	$ 17,448,789	$ 8,443,963